Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000222490 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class I
Trading Symbol	LDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$64	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 71,152,726
Holdings Count | Holding	145
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222489 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class C
Trading Symbol	LDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$107	2.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.50%	[2]
Net Assets	$ 71,152,726
Holdings Count | Holding	145
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222491 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class A
Trading Symbol	LDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$75	1.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.75%	[3]
Net Assets	$ 71,152,726
Holdings Count | Holding	145
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234280 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class D
Trading Symbol	OIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$129	2.58%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.58%	[4]
Net Assets	$ 14,916,574
Holdings Count | Holding	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,916,574
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 10, 2026, the Fund’s Board of Trustees of the Trust approved a Plan of Liquidation for the Fund and the Fund liquidated on April 17, 2026.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.

Updated Prospectus Web Address	www.axsinvestments.com/oioix/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234278 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class I
Trading Symbol	OIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$79	1.58%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%	[5]
Net Assets	$ 14,916,574
Holdings Count | Holding	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,916,574
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 10, 2026, the Fund’s Board of Trustees of the Trust approved a Plan of Liquidation for the Fund and the Fund liquidated on April 17, 2026.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.

Updated Prospectus Web Address	www.axsinvestments.com/oioix/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237932 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Adaptive Plus Fund
Class Name	Class I
Trading Symbol	AXSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/axspx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (Class I/AXSPX)	$100	1.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%	[6]
Net Assets	$ 31,296,579
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,296,579
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 8/6/2026	31.5%
United States Treasury Bill, 6/4/2026	25.4%
Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index, 6/16/2026	23.1%
Asset Allocation

Largest Holdings [Text Block]	Top Ten Holdings
United States Treasury Bill, 8/6/2026	31.5%
United States Treasury Bill, 6/4/2026	25.4%
Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index, 6/16/2026	23.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241127 [Member]
Shareholder Report [Line Items]
Fund Name	AXSDynamic Opportunity Fund
Class Name	Class I
Trading Symbol	ADOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/adoix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$77	1.57%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%	[7]
Net Assets	$ 54,483,522
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,483,522
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.5%
NVIDIA Corp.	6.4%
ProShares UltraPro Short QQQ	6.3%
Vertiv Holdings Co. - Class A	5.7%
Apple, Inc.	4.7%
Tesla, Inc.	4.1%
Palantir Technologies, Inc. - Class A	4.0%
ASML Holding N.V.	3.7%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.2%
Asset Allocation
Industry  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.5%
NVIDIA Corp.	6.4%
ProShares UltraPro Short QQQ	6.3%
Vertiv Holdings Co. - Class A	5.7%
Apple, Inc.	4.7%
Tesla, Inc.	4.1%
Palantir Technologies, Inc. - Class A	4.0%
ASML Holding N.V.	3.7%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241130 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Tactical Income Fund
Class Name	Class I
Trading Symbol	TINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/tinix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$81	1.62%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[8]
Net Assets	$ 30,606,688
Holdings Count | Holding	12
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,606,688
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
State Street SPDR Bloomberg Convertible Securities ETF	8.1%
iShares Interest Rate Hedged High Yield Bond ETF	7.9%
State Street Blackstone Senior Loan ETF	7.9%
WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	7.9%
Vanguard Short-Term Corporate Bond ETF	7.9%
Vanguard Mortgage-Backed Securities ETF	7.9%
Vanguard Short-Term Treasury ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	7.9%
iShares 0-1 Year Treasury Bond ETF	7.8%
Janus Henderson AAA CLO ETF	7.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
State Street SPDR Bloomberg Convertible Securities ETF	8.1%
iShares Interest Rate Hedged High Yield Bond ETF	7.9%
State Street Blackstone Senior Loan ETF	7.9%
WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	7.9%
Vanguard Short-Term Corporate Bond ETF	7.9%
Vanguard Mortgage-Backed Securities ETF	7.9%
Vanguard Short-Term Treasury ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	7.9%
iShares 0-1 Year Treasury Bond ETF	7.8%
Janus Henderson AAA CLO ETF	7.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.